Details of Significant Accounts - Other payables, schedule of other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Employee bonus	$ 4,662	$ 4,038
Payroll	2,228	2,130
Remuneration to directors	115	53
Promotional fees	1,090	1,039
Professional service fees	1,415	1,371
Sales VAT payables	126	175
Post and telecommunications expenses	171	173
Others	524	329
Total other payables	$ 10,331	$ 9,308